Stock Based Compensation Plans:	9 Months Ended
Sep. 30, 2016
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 10.    Stock Based Compensation Plans:

Equity Incentive Plans

On June 27, 2012, the shareholders approved the 2012 Equity Incentive Plan (the "2012 Plan") to replace our previous equity incentive plans. In 2014, the Board amended and restated the 2012 Plan changing the maximum number of Class A common shares issuable under options granted under the 2012 Plan from a "rolling" 10% of the outstanding Class A common shares to a fixed number of 7,550,000 Class A common shares. On September 19, 2016, the Board approved an amendment and restatement of the 2012 Plan to increase the maximum number of shares issuable thereunder to 8,750,000, representing less than 10% of the issued and outstanding Class A Common Shares of the Company at such date. Such amendment was approved by the TSX Venture Exchange on October 6, 2016.

As of September 30, 2016, there were 1,519,500 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSX Venture Exchange ("TSXV") and as may be determined by a committee of the Board established pursuant to the 2012 Plan.

Share option transactions for the nine months ended September 30, 2016 and 2015 are as follows:

	2016		2015
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,643,500	$ 2.43	5,698,000	$ 2.31
Options exercised	(2,286,500)	1.83	(65,000)	1.87
Options granted	-	-	315,000	3.90
Options outstanding - end of period	3,357,000	$ 2.84	5,948,000	$ 2.40

Options exercisable - end of period	3,357,000	$ 2.84	5,898,000	$ 2.39

The following table relates to stock options at September 30, 2016:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	875,000	$1.92	$1,855,000	4.69	875,000	$1.92	$1,855,000	4.69
$2.89	1,607,000	$2.89	1,848,050	0.33	1,607,000	$2.89	1,848,050	0.33
$3.00	250,000	$3.00	260,000	1.70	250,000	$3.00	260,000	1.70
$3.89	100,000	$3.89	15,000	3.46	100,000	$3.89	15,000	3.46
$3.91	215,000	$3.91	27,950	9.75	215,000	$3.91	27,950	9.75
$4.02	310,000	$4.02	6,200	7.82	310,000	$4.02	6,200	7.82
$1.92 - $4.02	3,357,000	$2.84	$4,012,200	2.89	3,357,000	$2.84	$4,012,200	2.89

During the nine months ended September 30, 2016 and 2015, the Company granted NIL and 315,000 stock options, respectively. In the first nine months of 2016, approximately 2.3 million outstanding options were exercised for net proceeds to the Company of approximately $4.2 million. The Company recorded non-cash compensation expense during the nine months ended September 30, 2016 and 2015 of $14,907 and $306,161, respectively for stock options granted in 2015 and prior periods.

The weighted average fair value of the options granted in the first nine months of 2015 was calculated at $0.85. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.66%
Expected term	2 years
Expected volatility	38%
Dividend yield	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon: (1) collection of Arbitral Award proceeds from the ICSID arbitration process and/or sale of mining data and the Company agrees to distribute a substantial majority of the proceeds to its shareholders or, (2) the event of a change of control. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A common share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of September 30, 2016 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A common shares, was approximately $7.7 million.